                                                               File No. 2-91213*
                                                                        811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933**                 /X/
      Pre-Effective Amendment No.                                         / /
      Post-Effective Amendment No.  23                                    /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No.                                                       / /



                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
      Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):


      ---     immediately upon filing pursuant to paragraph (b)
       X      on May 1, 1998 pursuant to paragraph (b)
      ---     60 days after filing pursuant to paragraph (a)(i)
              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---


If appropriate, check the following box:
      --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Files No. 2-36590, 2-73470, 2-68456 and 2-78652.

** Certain contracts filed pursuant to Files No. 2-73470 and 2-68456 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the 1933 Act, no separate fee is being paid for the Guarantee.




                        OHIO NATIONAL VARIABLE ACCOUNT A


N-4 Item                            Caption in Prospectus
--------                            ---------------------
   1                                Cover Page

   2                                Glossary of Special Terms

   3                                Not applicable

   4                                Accumulation Unit Values

   5                                The Ohio National Companies

   6                                Deductions and Expenses

   7                                Description of Variable Annuity Contracts

   8                                Annuity Period

   9                                Death Benefit

   10                               Accumulation Period

   11                               Surrender and Partial Withdrawal

   12                               Federal Tax Status

   13                               Not applicable

   14                               Table of Contents

                                    Caption in Statement of Additional Information

   15                               Cover Page

   16                               Table of Contents

   17                               Not applicable

   18                               Custodian
                                    Independent Certified Public Accountants

   19                               See Prospectus (Distribution of Variable Annuity Contracts)
                                    Loans Under Tax-Sheltered Annuities

   20                               Underwriter

   21                               Calculation of Money Market Subaccount Yield
                                    Total Return

   22                               See Prospectus (Annuity Period)

   23                               Financial Statements

                                    Caption in Part C

   24                               Financial Statements and Exhibits

   25                               Directors and Officers of the Depositor

   26                               Persons Controlled by or Under Common Control with the Depositor or
                                    Registrant

   27                               Number of Contractowners

   28                               Indemnification

   29                               Principal Underwriter

   30                               Location of Accounts and Records

   31                               Not applicable


   32                               Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS
                            FLEXIBLE PURCHASE PAYMENT
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                     OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                ONE FINANCIAL WAY
                             CINCINNATI, OHIO 45242
                            TELEPHONE (513) 794-6452

This prospectus offers multiple funded, flexible purchase payment, individual variable annuity contracts that provide for the accumulation of values and the payment of annuity benefits on a variable and/or fixed basis. Unless specifically stated otherwise, only provisions relating to the variable portion of the contracts are described in this prospectus. The fixed portion ("Guaranteed Account") is briefly described in an appendix to the Statement of Additional Information.


Variable annuities are designed to provide lifetime annuity payments which will vary with the investment results of the investment vehicle chosen. The accumulation value of a contract will vary with the investment performance of Ohio National Fund, Inc. (the "Fund") prior to the annuity payout date, and the amount of each annuity payment will vary with the Fund's investment performance subsequent to the commencement of annuity payments. There can be no assurance that the value of a contract during the years prior to the annuity payout date or the aggregate amount of annuity payments received after such date will equal or exceed the purchase payments made therefor.


The variable annuity contracts offered by this prospectus are designed for (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code, (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,
(3) individual retirement annuities qualifying for tax-deferred treatment under
Section 408 or 408A of the Code, (4) state and municipal deferred compensation plans and (5) non-tax-qualified plans.


The minimum purchase payment is $25. Payments after the first payment may be made at any time. Ohio National Life reserves the right to restrict total purchase payments in excess of $1,000,000.

Purchase payments are allocated to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts in such portion as the contract owner may choose. VAA and VAB are separate accounts established by The Ohio National Life Insurance Company ("Ohio National Life"). The assets of VAA and VAB are invested in shares of the Fund, a mutual fund having 13 portfolios in which the contracts' assets may be invested:
Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio, International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio, Aggressive Growth Portfolio, Core Growth Portfolio, Growth & Income Portfolio, S&P 500 Index Portfolio and Social Awareness Portfolio. (See the accompanying prospectus of the Fund which also contains information about other portfolios that are not available for the contracts offered herein.)

All or part of the contract's accumulation value may be withdrawn before the annuity payout date. Amounts withdrawn may be subject to federal income tax penalties, and a contingent deferred sales charge may be assessed equal to 7-3/4% of total purchase payments made during the 96 months immediately preceding the withdrawal, or 7-3/4% of the amount withdrawn, if less. After the first year, up to 10% of the accumulation value may be withdrawn each year without this charge. Exercise of contract rights may be subject to the terms of any qualified employee trust or annuity plan under which a contract is purchased. This prospectus contains no information concerning such trusts or plans. The contracts offered hereby may be revoked by the purchaser without penalty within 20 days of their delivery.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 1998. THE STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF VAA AND VAB ARE INCORPORATED HEREIN BY REFERENCE AND ARE AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING OHIO NATIONAL LIFE AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENTS OF ADDITIONAL INFORMATION IS ON PAGE 2.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT PROSPECTUS OF OHIO NATIONAL FUND, INC.

                                   MAY 1, 1998

                                TABLE OF CONTENTS

January 3, 1997............................................1
Fee Table..................................................3
Accumulation Unit Values (a)...............................5
     Financial Statements..................................8
The Ohio National Companies................................8
     Ohio National Life....................................8
     Ohio National Variable Accounts A and B ..............8
     Ohio National Fund, Inc...............................9
Distribution of Variable Annuity Contracts ................9
Deductions and Expenses...................................10
     Contingent Deferred Sales Charge ....................10
     Contract Administration Charge.......................10
     Deduction for Administrative Expenses ...............10
     Deduction for Risk Undertakings......................10
     Transfer Fee.........................................11
     Deduction for State Premium Tax......................11
     Fund Expenses........................................11
Description of Variable Annuity Contracts ................11
     20-Day Free Look.....................................11
     Accumulation Period..................................11
     Annuity Period.......................................14
     Contract Owner Inquiries.............................17
     Performance Data.....................................17
Federal Tax Status........................................18
Prior Contracts...........................................21
Accumulation Unit Values For Prior Contracts .............22
IRA Disclosure Statement..................................26


                       STATEMENT OF ADDITIONAL INFORMATION


Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Transfer Limitations
The Year 2000 Issue
Appendix: Loans under Tax-Sheltered Annuities (VAA only)
           Guaranteed Account
Financial Statements for Ohio National Life and VAA or VAB



                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD - The period prior to the annuity payout date and during the lifetime of the annuitant.

ACCUMULATION UNIT - A unit of measure used to determine the value of contracts during the accumulation period.

ACCUMULATION VALUE - The cash value of an annuity contract before the annuity payout date.

ANNUITANT - Any natural person who is to receive or is receiving annuity payments and upon whose continuation of life annuity payments with life contingencies depend.

ANNUITY PAYOUT DATE - The date on which annuity payments are to begin.

ANNUITY PAYMENTS - Periodic payments made to an annuitant pursuant to an annuity contract.

ANNUITY UNIT - A unit of measure used to determine the second and subsequent variable annuity payments and reflecting the investment performance of the Fund.

FUND SHARES - Shares of Ohio National Fund, Inc., or shares of another registered open-end investment company substituted therefor.

OWNER- During the lifetime of the designated annuitant and prior to the specified annuity payout date, the owner is the person in whose name the contract is registered. On and after the annuity payout date the annuitant becomes the owner. After the death of the annuitant, the beneficiary becomes the owner.

PURCHASE PAYMENTS - The amount of payments made by the owner or on his behalf under the annuity contract.

SETTLEMENT - The application of the accumulation value of an annuity contract under the settlement provisions contained therein.

SUBACCOUNT - Subdivisions of VAA or VAB, each of which invests exclusively in shares of a designated portfolio of the Fund.


VALUATION PERIOD - The period of time from one determination of accumulation unit and annuity unit values to their next determination. Such determination is made at the same time that the net asset value of Fund Shares is determined. See the accompanying Fund prospectus.


1940 ACT - The Investment Company Act of 1940, as amended, or any similar successor federal legislation.

                                    FEE TABLE

Contractowner Transaction Expenses
Deferred Sales Load (as a percentage of
    lesser of payments made
    in the prior 8 yrs, or amount surrendered)                 7.75%
(Thereafter)                                                      0%
Exchange (transfer) Fee                                        $ 3(currently no charge for the first 4 transfers per year)
Annual Contract Fee                                            $30


VAA AND VAB ANNUAL EXPENSES (as a percentage
   of average account value)
Mortality and Expense Risk Fees***                  0.85%
Account Fees and Expenses                           0.25%
                                                    -----
Total VAA and VAB Annual Expenses                   1.10%

FUND ANNUAL EXPENSES (after fee waiver*) (as a percentage of the Fund's average net assets)

                                              MANAGEMENT         OTHER           TOTAL FUND
                                                 FEES           EXPENSES          EXPENSES
                                                 ----           --------          --------
Equity                                          0.53%            0.14%             0.67%
Money Market*                                   0.25%            0.13%             0.38%
Bond                                            0.60%            0.18%             0.78%
Omni                                            0.55%            0.16%             0.71%
International                                   0.90%            0.32%             1.22%
Capital Appreciation                            0.80%            0.15%             0.95%
Small Cap                                       0.80%            0.14%             0.94%
Global Contrarian                               0.90%            0.42%             1.32%
Aggressive Growth                               0.80%            0.17%             0.97%
Core Growth                                     0.95%            0.16%             1.11%
Growth & Income                                 0.85%            0.10%             0.95%
S&P 500 Index                                   0.40%            0.12%             0.52%
Social Awareness                                0.60%            0.35%             0.95%

EXAMPLE - If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each subaccount, assuming 5% annual return:

                                            1 YEAR           3 YEARS           5 YEARS        10 YEARS
                                            ------           -------           -------        --------
Equity                                        $97             $133              $179             $219
Money Market*                                  94              124               164              188
Bond                                           98              136               184              231
Omni                                           97              134               181              223
International                                 102              149               206              276
Capital Appreciation                           99              141               193              248
Small Cap                                      99              141               192              247
Global Contrarian                             103              152               211              286
Aggressive Growth                             100              142               194              250
Core Growth                                   101              146               201              265
Growth & Income                                99              141               193              248
S&P 500 Index                                  95              129               171              203
Social Awareness                               99              141               193              248

EXAMPLE - If you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                            1 YEAR           3 YEARS           5 YEARS         10 YEARS
                                            ------           -------           -------         --------
Equity                                        $19              $59              $101             $219
Money Market*                                  16               50                86              188
Bond                                           20               62               107              231
Omni                                           19               60               103              223
International                                  25               75               129              276
Capital Appreciation                           22               67               115              248
Small Cap                                      22               67               115              247
Global Contrarian                              26               78               134              286
Aggressive Growth                              22               68               116              250
Core Growth                                    23               72               124              265
Growth & Income                                22               67               115              248
S&P 500 Index                                  17               54                93              203
Social Awareness                               22               67               115              248


The purpose of the above table is to help you to understand the costs and expenses that a variable annuity contractowner will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. Neither the table nor the examples reflect any premium taxes that may apply to a contract, which currently range from 0% to 3.5%. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that may be offered by Ohio National Life. For further details, see Deduction for State Premium Tax, page 12.


*For the Money Market Portfolio, management fees in excess of 0.25% are presently being waived by the Fund's investment adviser. Without the waiver, the Money Market Portfolio's Management Fee would be 0.30%, its Total Fund Annual Expenses would be 0.43%, and its expenses would total $94 for a $1,000 investment surrendered at the end of 1 year, $126 if surrendered at the end of 3 years, $166 if surrendered at the end of 5 years or $193 if surrendered at the end of 10 years. For a $1,000 contract not surrendered, the expenses without the waiver would be $17 for 1 year, $51 for 3 years, $89 for 5 years or $193 for 10 years.


***The Mortality and Expense risk fees may be changed at any time, but may not be increased to more than 1.55%. Ohio National Life has agreed that the fees will not be increased on any contract issued pursuant to this prospectus. See Deduction for Risk Undertakings, page 12.

                          ACCUMULATION UNIT VALUES (a)

EQUITY SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                   AT END OF YEAR
             -----------                     -----------------                 -----------                  ---------------
                  1988                         $16.023258                       $18.231104                     310,512
                  1989                          18.231104                        22.218759                     376,442
                  1990                          22.218759                        21.128705                     589,220
                  1991                          21.128705                        25.116964                     802,548
                  1992                          25.116964                        26.717609                   1,048,285
                  1993                          26.717609                        30.151694                   1,181,609
                  1994                          30.151694                        29.897240                   1,288,052
                  1995                          29.897240                        37.616119                   1,394,001
                  1996                          37.616119                        44.033562                   1,505,499
                  1997                          44.033562                        51.466766                   1,554,930
                  ----                          ---------                        ---------                   ---------

MONEY MARKET SUBACCOUNT OF VAA (b)

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1988                         $11.931210                       $12.642674                      28,514
                  1989                          12.642674                        13.616583                      53,959
                  1990                          13.616583                        14.530988                      92,671
                  1991                          14.530988                        15.168901                      58,620
                  1992                          15.168901                        15.479601                      42,940
                  1993                          15.479601                        15.731262                      50,340
                  1994                          15.731262                        16.181828                      69,638
                  1995                          16.181828                        16.904534                     130,218
                  1996                          16.904534                        17.584720                     175,232
                  1997                          17.584720                        18.327573                     122,725
                  ----                          ---------                        ---------                     -------

BOND SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1988                         $13.640773                       $14.402246                      29,427
                  1989                          14.402246                        15.771471                      28,554
                  1990                          15.771471                        16.819063                      34,836
                  1991                          16.819063                        18.791755                      53,151
                  1992                          18.791755                        19.989232                      83,991
                  1993                          19.989232                        21.885503                     118,872
                  1994                          21.885503                        20.817057                     118,724
                  1995                          20.817057                        24.481177                     130,720
                  1996                          24.481177                        25.112262                     139,016
                  1997                          25.112262                        27.144385                     128,523
                  ----                          ---------                        ---------                     -------

OMNI SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1988                         $13.379880                       $15.223726                     575,788
                  1989                          15.223726                        17.385702                     620,509
                  1990                          17.385702                        17.525899                     690,864
                  1991                          17.524899                        20.479652                     689,306
                  1992                          20.479652                        21.999497                     853,840
                  1993                          21.999497                        24.557054                   1,156,731
                  1994                          24.557054                        24.162172                   1,248,250
                  1995                          24.162172                        29.337035                   1,272,672
                  1996                          29.337035                        33.527373                   1,384,658
                  1997                          33.527373                        39.180721                   1,431,184
                  ----                          ---------                        ---------                   ---------

INTERNATIONAL SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1993(c)                      $10.000000                       $12.404596                     387,372
                  1994                          12.404596                        13.259582                   1,626,139
                  1995                          13.259582                        14.702847                   1,803,630
                  1996                          14.702847                        16.648702                   2,157,623
                  1997                          16.648702                        16.815722                   2,305,256
                  ----                          ---------                        ---------                   ---------

CAPITAL APPRECIATION SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995(c)                      $10.000000                       $11.370573                     126,633
                  1996                          11.370573                        13.018249                     379,717
                  1997                          13.018249                        14.832378                     550,059
                  ----                          ---------                        ---------                     -------

SMALL CAP SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995(c)                      $10.000000                       $12.201273                     154,063
                  1996                          12.201273                        14.205207                     454,045
                  1997                          14.205207                        15.240569                     649,957
                  ----                          ---------                        ---------                     -------

GLOBAL CONTRARIAN SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995(c)                      $10.000000                       $10.125502                       3,870
                  1996                          10.125502                        11.226306                      68,964
                  1997                          11.226306                        12.399654                     115,590
                  ----                          ---------                        ---------                     -------

AGGRESSIVE GROWTH SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995(c)                      $10.000000                       $10.499375                       9,491
                  1996                          10.499375                        10.463801                     107,442
                  1997                          10.463801                        11.646359                     178,651
                  ----                          ---------                        ---------                     -------

CORE GROWTH SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR

                  1997(c)                      $10.000000                       $ 9.586403                     146,611
                  ----                          ---------                        ---------                     -------

GROWTH & INCOME SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR

                  1997(c)                      $10.000000                       $13.509406                     146,772
                  ----                          ---------                        ---------                     -------

S&P 500 INDEX SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR

                  1997(c)                      $10.000000                       $13.031676                     152,864
                  ----                          ---------                        ---------                     -------

SOCIAL AWARENESS SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR

                  1997(c)                      $10.000000                       $12.426744                      22,600
                  ----                          ---------                        ---------                     -------

EQUITY SUBACCOUNT OF VAB

             YEAR ENDED                        UNIT VALUE AT                   UNIT VALUE AT                NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                  END OF YEAR                 AT END OF YEAR
             -----------                     -----------------                  -----------                 --------------
                  1988                         $16.408525                       $18.669469                  $  191,700
                  1989                          18.669469                        22.753001                     212,938
                  1990                          22.753001                        21.636728                     262,249
                  1991                          21.636728                        25.720884                     312,047
                  1992                          25.720884                        27.360011                     388,812
                  1993                          27.360011                        30.876667                     499,176
                  1994                          30.876667                        30.616106                     561,394
                  1995                          30.616106                        38.520577                     622,321
                  1996                          38.520577                        45.092323                     680,118
                  1997                          45.092323                        52.704246                     695,574
                  ----                          ---------                        ---------                     -------

MONEY MARKET SUBACCOUNT OF VAB (b)

             YEAR ENDED                        UNIT VALUE AT                   UNIT VALUE AT                NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                  END OF YEAR                 AT END OF YEAR
             -----------                     -----------------                  -----------                 --------------
                  1988                         $12.032975                       $12.750508                      10,731
                  1989                          12.750508                        13.732719                      28,714
                  1990                          13.732719                        14.654912                      37,310
                  1991                          14.654912                        15.298267                      38,997
                  1992                          15.298267                        15.611622                      15,107
                  1993                          15.611622                        15.865417                      10,933
                  1994                          15.865417                        16.319825                      43,614
                  1995                          16.319825                        17.048698                      43,415
                  1996                          17.048698                        17.734674                      83,494
                  1997                          17.734674                        18.483863                      80,528

BOND SUBACCOUNT OF VAB

             YEAR ENDED                        UNIT VALUE AT                   UNIT VALUE AT                NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                  END OF YEAR                 AT END OF YEAR
             -----------                     -----------------                  -----------                 --------------
                  1988                         $12.622887                       $13.327541                      22,679
                  1989                          13.327541                        14.594592                      23,798
                  1990                          14.594592                        15.564009                      20,973
                  1991                          15.564009                        17.389500                      27,244
                  1992                          17.389500                        18.497622                      39,037
                  1993                          18.497622                        20.252393                      79,658
                  1994                          20.252393                        19.263675                      84,726
                  1995                          19.263675                        22.654830                      94,683
                  1996                          22.654830                        23.238374                     100,642
                  1997                          23.238374                        25.118862                     103,698

OMNI SUBACCOUNT OF VAB

             YEAR ENDED                        UNIT VALUE AT                   UNIT VALUE AT                NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                  END OF YEAR                 AT END OF YEAR
             -----------                     -----------------                  -----------                 --------------
                  1988                         $13.307185                       $15.141013                     319,173
                  1989                          15.141013                        17.291232                     302,288
                  1990                          17.291232                        17.429676                     317,239
                  1991                          17.429676                        20.368389                     314,428
                  1992                          20.368389                        21.879988                     396,691
                  1993                          21.879988                        24.423644                     607,420
                  1994                          24.423644                        24.030898                     658,067
                  1995                          24.030898                        29.177631                     646,847
                  1996                          29.177631                        33.345205                     703,470
                  1997                          33.345205                        38.967842                     744,774

INTERNATIONAL SUBACCOUNT OF VAB

             YEAR ENDED                        UNIT VALUE AT                   UNIT VALUE AT                NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                  END OF YEAR                 AT END OF YEAR
             -----------                     -----------------                  -----------                 --------------
                  1993(c)                      $10.000000                       $12.404596                     269,335
                  1994                          12.404596                        13.259582                     909,768
                  1995                          13.259582                        14.702847                     909,290
                  1996                          14.702847                        16.648702                   1,186,643
                  1997                          16.648702                        16.815772                   1,230,232

CAPITAL APPRECIATION SUBACCOUNT OF VAB

             YEAR ENDED                    UNIT VALUE AT                      UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                  1995(c)                      $10.000000                       $11.370573                     130,970
                  1996                          11.370573                        13.018249                     312,799
                  1997                          13.018249                        14.832378                     372,993

SMALL CAP SUBACCOUNT OF VAB

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                 1995 (c)                     $10.000000                       $12.201273                      15,532
                 1996                          12.201273                        14.205207                     147,557
                 1997                          14.205207                        15.240569                     212,467

GLOBAL CONTRARIAN SUBACCOUNT OF VAB

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                  1995 (c)                     $10.000000                       $10.125502                      10,852
                  1996                          10.125502                        11.226306                      60,596
                  1997                          11.226306                        12.399654                     106,262

AGGRESSIVE GROWTH SUBACCOUNT OF VAB

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                  1995 (c)                     $10.000000                       $10.499375                       9,448
                  1996                          10.499375                        10.463801                      68,715
                  1997                          10.463801                        11.646359                     109,334



CORE GROWTH SUBACCOUNT OF VAB

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------

                  1997 (c)                     $10.000000                       $ 9.586403                      89,830


GROWTH & INCOME SUBACCOUNT OF VAB

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------

                  1997(c)                      $10.000000                       $13.509406                      144,903


S&P 500 INDEX SUBACCOUNT OF VAB


             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------

                  1997(c)                      $10.000000                       $13.031676                     103,761


SOCIAL AWARENESS SUBACCOUNT OF VAB


             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------

                  1997(c)                      $10.000000                       $12.426744                      25,632


(a) Current series of variable annuity contracts commenced September 10, 1984. For earlier series, see pages 23-28.

(b) The current annualized yield of the Money Market subaccount for the seven days ended on December 31, 1997, was 4.39%.
(c) International subaccount commenced on April 30, 1993. Capital Appreciation and Small Cap subaccounts commenced on March 31, 1995. Global Contrarian and Aggressive Growth subaccounts commenced on October 2, 1995. Core Growth, Growth & Income, S&P 500 Index and Social Awareness subaccounts commenced on January 3, 1997.

FINANCIAL STATEMENTS
The complete financial statements of VAA or VAB, and of Ohio National Life, and the Independent Auditors' Reports thereon, may be found in the Statements of Additional Information for VAA and VAB.

                           THE OHIO NATIONAL COMPANIES


OHIO NATIONAL LIFE
Ohio National Life was organized under the laws of Ohio in 1909 as a stock life insurance company and became a mutual life insurance company in 1959. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $6.3 billion and equity in excess of $600 million. Its home office is located at One Financial Way, Cincinnati, Ohio 45242. Ohio National Life's policyholders have approved a plan of reorganization that, if approved by the Ohio Superintendent of Insurance, would convert Ohio National Life to a stock company ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership of the latter being by the policyholders.


OHIO NATIONAL VARIABLE ACCOUNTS A AND B
VAA and VAB were established in 1969 by Ohio National Life as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are, as provided in the contracts, credited to or charged against VAA or VAB without regard to other income, gains or losses of Ohio National Life. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of any other business conducted by Ohio National Life. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are general corporate obligations of Ohio National Life. Accordingly, all of Ohio National Life's assets are available to meet its obligations under the contracts. VAA and VAB are registered as unit investment trusts under the 1940 Act.

The assets of each subaccount of VAA and VAB are invested at net asset value (without an initial sales charge) in shares of a corresponding portfolio of the
Fund: the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio (a flexible portfolio fund), International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio, Aggressive Growth Portfolio, Core Growth Portfolio, Growth & Income Portfolio, S&P 500 Index Portfolio or Social Awareness Portfolio.

OHIO NATIONAL FUND, INC.
The Fund is a diversified, open-end, management investment company registered under the 1940 Act. The value of the Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in such investments to meet changes in economic conditions. The Fund receives investment advice, for a fee, from its investment adviser, Ohio National Investments, Inc., and from Societe Generale Asset Management Corp. (sub-adviser to the International and Global Contrarian Portfolios), T. Rowe Price Associates, Inc. (sub-adviser to the Capital Appreciation Portfolio), Founders Asset Management LLC
(sub-adviser to the Small Cap Portfolio), Strong Capital Management, Inc. (sub-adviser to the Aggressive Growth Portfolio), Pilgrim Baxter & Associates, Ltd. (sub-adviser to the Core Growth Portfolio), and Robertson Stephens Investment Management, L.P. (sub-adviser to the Growth & Income Portfolio). For additional information concerning the Fund, including the investment objectives of each of its portfolios, see the attached Fund prospectus. Read the Fund prospectus carefully before investing. The Fund prospectus contains information about other portfolios that are not available for the contracts offered herein. In addition to being offered to VAA and VAB, Fund shares are currently offered to other separate accounts of Ohio National Life in connection with variable annuity contracts and a separate account of Ohio National Life Assurance Corporation in connection with variable life insurance contracts. In the future, Fund shares may be offered to other insurance company separate accounts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. Although neither Ohio National Life nor the Fund currently foresees any such disadvantage, the Board of Directors of the Fund will monitor events in order to identify any material conflict between variable life and variable annuity contractowners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of VAA's and/or VAB's participation in the Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Fund; or (4) differences between voting instructions given by variable life and variable annuity contractowners.

VOTING RIGHTS
Ohio National Life shall vote Fund shares held in VAA and VAB at meetings of Fund shareholders in accordance with voting instructions received from contract owners. The number of Fund shares for which an owner is entitled to give instructions will be determined by Ohio National Life in the manner described below, not more than 90 days prior to the meeting of shareholders. Fund proxy material will be distributed to each owner together with appropriate forms for giving voting instructions. Fund shares held in VAA and VAB, for which no timely instructions are received, will be voted by Ohio National Life in proportion to the instructions which are received with respect to all contracts participating in VAA and VAB, respectively.

During the accumulation period, the number of Fund shares for which instructions may be given to Ohio National Life is determined by dividing the variable accumulation value of a subaccount of the contract by the net asset value of a share of the corresponding Fund portfolio as of the same date. During the annuity payment period, the number of Fund portfolio shares for which such instructions may be given is determined by dividing the actuarial liability for variable annuities in the course of payment by the net asset value of a Fund portfolio share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.


                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
The variable annuity contracts are sold by Ohio National Life insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, registered under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ," another wholly-owned subsidiary of Ohio National Life), which is the principal underwriter of the contracts. Ohio

National Life pays ONEQ 6.75% of purchase payments during the first contract year and 5.5% of purchase payments made after the contract has been in effect for more than a year. ONEQ then pays a portion of that amount to ONESCO and the other broker dealers as compensation for their sales efforts. ONESCO and the other broker-dealers will remunerate their registered representatives from their own funds. Purchase payments on which no compensation is paid to registered representatives may not be included in amounts on which the sales compensation will be paid to ONEQ. To the extent that the amount of the contingent deferred sales charge received by Ohio National Life is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from Ohio National Life's general account assets which include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO, ONEQ and Ohio National Life is One Financial Way, Cincinnati, Ohio 45242.


                             DEDUCTIONS AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE No deduction for sales expense is made from purchase payments. A contingent deferred sales charge may be assessed by Ohio National Life when a contract is surrendered or a partial withdrawal is made to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. Such charge equals the lesser of (a) 7-3/4% of the total purchase payments made during the 96 months immediately preceding the surrender or partial withdrawal, or (b) 7-3/4% of the amount being surrendered or withdrawn. On or after the first contract anniversary, a partial withdrawal of not more than 10% of the accumulation value (as of the date the partial withdrawal is requested) may be made once each contract year without the imposition of the contingent deferred sales charge. The charge does not apply to surrenders or withdrawals from contracts issued in connection with Ohio National Life's executive officers' and directors' voluntary deferred compensation plan. The charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to a group annuity contract issued by Ohio National Life. If the contract owner uses values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the contingent deferred sales charge) as if it were issued at the same time as the fixed annuity and as if the purchase payment made for the fixed annuity had been made for this contract.



CONTRACT ADMINISTRATION CHARGE
Each year on the contract anniversary (or at the time of surrender of the contract), Ohio National Life will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expenses relating to the maintenance of the contract. Ohio National Life guarantees not to increase the contract administration charge. The charge is not made after the annuity payout date.



DEDUCTION FOR ADMINISTRATIVE EXPENSES
A deduction is made at the end of each valuation period equal to 0.25% on an annual basis of the contract value for administrative expenses. This deduction is designed to reimburse Ohio National Life for expenses incurred for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc., not covered by the contract administration charge.



DEDUCTION FOR RISK UNDERTAKINGS
Prior to the annuity payout date, Ohio National Life guarantees that the accumulation value of all contracts will not be affected by any excess of sales and administrative expenses over the deductions provided therefor. Ohio National Life also guarantees to pay a death benefit in the event of the annuitant's death prior to the annuity payout date (see Death Benefit, page 15). After the annuity payout date, Ohio National Life guarantees that variable annuity payments will not be affected by adverse mortality experience or expenses.


For assuming these risks, Ohio National Life, in determining the accumulation unit values and the annuity unit values for each subaccount, makes a deduction from the applicable investment results equal to 0.85% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 1.55% on an annual basis. However, Ohio National Life has agreed that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. Ohio National Life may discontinue this limitation on its right to increase the deduction, but only as to contracts purchased after notice of such discontinuance. Although Ohio National Life views the risk charge as an indivisible whole, of the amount currently being deducted, it has estimated that a reasonable allocation would be 0.35% for mortality risk, and 0.5% for expense risk. Although Ohio National Life hopes to realize a profit from this charge, if the deduction is insufficient to cover the actual risk involved, the loss will fall on Ohio National Life; conversely, if the deduction proves more than sufficient, the excess will be a gain to Ohio National Life.


TRANSFER FEE
A transfer fee of $3 (which may be increased to $15) is made for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is effected. Currently, no fee is charged for the first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX
Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% the District of Columbia, 2.35% in California and 3.0% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES
There are deductions from, and expenses paid out of, the assets of the Fund. These are described in the attached Fund prospectus.

                    DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

20-DAY FREE LOOK
The contract owner may revoke the contract at any time until the end of 20 days after receipt of the contract and receive a refund of the entire purchase price. To revoke, the owner must return the contract to Ohio National Life within the 20 day period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the 20 day free look period.


ACCUMULATION PERIOD
PURCHASE PAYMENT PROVISIONS
The contracts provide for minimum purchase payments of $25. Ohio National Life reserves the right to restrict total purchase payments in excess of $1,000,000. Subject to these limits, payments may be made at any time. Failure to make payments shall not constitute a default, but could result in involuntary termination (see Ohio National Life's Right to Terminate, page 14).


ACCUMULATION UNITS
Prior to the annuity payout date, the contract value is measured by accumulation units. Each purchase payment results in the crediting of accumulation units to the contract (see Crediting Accumulation Units, below). The number of accumulation units so credited remains constant but the dollar value of accumulation units will vary depending upon the investment results of the particular subaccount to which payments are allocated.


CREDITING ACCUMULATION UNITS
Application forms or orders, together with the first purchase payment, are forwarded to the home office of Ohio National Life for acceptance. Upon acceptance, a contract is issued to the contract owner, and the first purchase payment is then credited to the contract in the form of accumulation units. Initial purchase payments are credited not later than two business days after receipt if all information necessary for issuing a contract and processing the purchase payment are complete. If this cannot be done within five business days, the purchase payment will be returned immediately to the applicant unless the applicant specifically consents to having Ohio National Life retain the purchase payment until the necessary information is completed. After that, the purchase payment will be credited within two business days. Subsequent purchase payments are sent directly to the home office of Ohio National Life and are applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the value of the appropriate accumulation unit next computed after the payment is received at the home office of Ohio National Life.

ALLOCATION OF PURCHASE PAYMENTS
You may direct the allocation of your purchase payments among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any subaccount or the Guaranteed Account must equal a whole percentage. The allocation of future purchase payments may be changed at any time upon written notice to the home office of Ohio National Life.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE
The accumulation unit value of each subaccount of VAA and VAB was set at $10 when the first payment for these contracts was allocated to each subaccount. The accumulation unit value for any subsequent valuation period is determined by multiplying the accumulation unit value for the immediately preceding valuation period by the net investment factor (described below) for such subsequent valuation period. The accumulation value is determined by multiplying the total number of accumulation units (for each subaccount) credited to the contract by the accumulation unit value (for such subaccount) for the valuation period for which the accumulation value is being determined.

NET INVESTMENT FACTOR
The net investment factor is a quantitative measure of the investment results of each subaccount of VAA and VAB. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting
(c) from the result, where:

 (a)  is -
     (1) the net asset value of a share in the appropriate portfolio of the Fund determined as of the end of a valuation period, plus
     (2) The per share amount of any dividends or other distributions declared for that portfolio by the Fund if the "ex- dividend" date occurs during the valuation period, plus or minus
     (3) per share charge or credit for any taxes paid or reserved for which is determined by Ohio National Life to result from the maintenance or operation of that subaccount of VAA or VAB; (No federal income taxes are applicable under present law.)
(b) is the net asset value of a share in the appropriate portfolio of the Fund determined as the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings. (See Deduction for Administrative Expenses, page 11, and, Deduction for Risk Undertakings, page 12.)



OHIO NATIONAL LIFE'S RIGHT TO TERMINATE
Ohio National Life may, at its option, require surrender of a contract on any anniversary when the accumulation value is less than the lesser of (a) $1,000 or
(b) $250 times the number of years the contract has been in force. Such termination could have adverse tax consequences. (See Federal Tax Status, page 19.) Such termination will not be made on an individual retirement annuity (IRA) if a purchase payment has been made during the preceding two years, nor will it be made on an annuity funding a Section 403(b) salary reduction agreement.



SURRENDER AND PARTIAL WITHDRAWAL
Prior to the annuity payout date, the owner of a contract may surrender (totally withdraw the value of) his or her contract for its accumulation value or elect a partial (at least $100) withdrawal therefrom. These transactions may be subject to the contingent deferred sales charge described on page 11. Such charge is a percentage of the total amount withdrawn. For example, if a partial withdrawal of $100 is requested, Ohio National Life would pay you $100, but the total amount deducted from the accumulation value would be $108.40 (i.e., $108.40 x 7-3/4% = $8.40). Unless otherwise specified, the withdrawal will be made pro-rata from the values of each subaccount. The amount available for withdrawal is the sum of the subaccount values less the contingent deferred sales charge, if any. In the case of a complete surrender, the amount payable is also reduced by the amount of the contract administration charge. Payment by Ohio National Life shall be made within seven days from the date of receipt of the request for such payment except as it may be deferred under the circumstances described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. See Texas Optional Retirement Program, page 16, and Tax Deferred Annuities, page 21. For tax consequences of a surrender or withdrawal, see Federal Tax Status, page 19.


Occasionally Ohio National Life may receive a request for a surrender or partial withdrawal which includes contract values derived from purchase payments which have not cleared the banking system. Ohio National Life may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. Ohio National Life requires the return of the contract in the case of a complete surrender.

The right to withdraw may be suspended or the date of payment postponed (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange, as determined by the Securities and Exchange Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in the Fund is not reasonably practical, or it is not reasonably practical to determine the value of the Fund's net assets; or (3) or such other periods as the Commission may by order permit for the protection of security holders.



TRANSFERS AMONG SUBACCOUNTS
Contract values may be transferred from one subaccount to another upon the request of the owner. Transfers may be made at any time during the accumulation period. The amount of any such transfer must be at least $300 (or the entire value of the contract's interest in a subaccount, if less). Ohio National reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund in its or their discretion, believes that the portfolio might otherwise be damaged. After the annuity payout date, transfers among subaccounts can only be made once each calendar quarter. Such transfers may then be made without a transfer fee. (See Transfer Fee, page 12, and Transfers after Annuity Payout Date, page 18). Not more than 20% of a contract's guaranteed accumulation value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable subaccounts during that contract year.



SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)
Ohio National Life administers a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300, (a) from any variable subaccount(s) to any other subaccount(s), including the Guaranteed Account, or (b) from the Guaranteed Account to any variable subaccount(s) if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of contract issue and the term of the DCA program does not exceed 2 years. For transfers from variable subaccounts, at least 12 transfers must be scheduled and the term of the DCA program may not exceed 5 years. No transfer fee is charged for DCA transfers. Ohio National Life may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving Ohio National Life written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a fund with a stabilized net asset value, such as the Money Market subaccount, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a subaccount not having a stabilized net asset value, DCA will have the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer accumulation values from variable subaccounts to the Guaranteed Account, in anticipation of retirement, in order to reduce the risk of making a single transfer during a low market.

TELEACCESS
If the contract owner first submits a pre-authorization form to Ohio National Life, contract and unit values and interest rates can be checked and transfers may be made by telephoning Ohio National Life between 7:00 a.m. and 7:00 p.m. (Eastern time) on days that it is open for business, at 1-800-366-6654, #8. Ohio National Life will honor pre-authorized telephone transfer instructions from anyone who is able to provide the personal identifying information requested via TeleAccess. Telephone transfer requests will not be honored after the annuitant's death. For added security, transfers are confirmed in writing sent to the owner on the next business day. However, if a transfer cannot be completed as requested, a customer service representative will contact the owner in writing sent within 48 hours of the TeleAccess request.


DEATH BENEFIT
In the event of the death of the annuitant and any contingent annuitant prior to the annuity payout date, the contract provides a death benefit to be paid to a designated beneficiary. (This death benefit is not available on any contract purchased through a bank in Puerto Rico.) The amount of the death benefit will be determined as of the end of the valuation period in which written notice of death of the annuitant is received by Ohio National Life. It will be paid in one sum into an interest-bearing checking account established in the beneficiary's name with Bank One, Springfield, Illinois, unless the owner or beneficiary elects settlement under one or more of the settlement options provided in the contract. The checking account will bear interest based upon then current money market rates. The beneficiary will then be able to write checks against such account at any time and in any amount up to the total in the account. Such checks must be for a minimum of $250. The amount of death benefit is the accumulation value of the contract or, if greater, the total purchase payments made less any partial withdrawals.



OHIO NATIONAL LIFE EMPLOYEE DISCOUNT
Ohio National Life and its affiliated companies offer a credit on the purchase of contracts by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. Ohio National Life credits the Guaranteed Account of the eligible person's contract in the foregoing amounts at the time of each payment made by the eligible person.



TEXAS STATE OPTIONAL RETIREMENT PROGRAM
Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, no surrender or partial withdrawal by a participant in the Program will be allowed until the first of these events occurs.


ANNUITY PERIOD

ANNUITY PAYOUT DATE
Annuity payments under a contract will begin on the annuity payout date. This date is selected by the owner at the time the contract is issued and must be at least 30 days after the contract date. It may be changed from time to time by the owner so long as the annuity payout date selected is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday; however, this restriction may be modified by applicable state law or it may be waived by mutual agreement between Ohio National Life and the owner.

The contracts include Ohio National Life's assurance (except for option 1(e), below) that annuity payments will be paid for the lifetime of the annuitant (and joint annuitant, if any) in accordance with the annuity rates contained in the contract, regardless of actual mortality experience.

Other than in connection with annuity option 1(e), described below, once annuity payments commence, the contract cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary shall be entitled to surrender the contract for the commuted value of any remaining period- certain payments. Surrenders and partial withdrawals from option 1(e) are permitted at any time.

ANNUITY OPTIONS
The owner may elect one or more of the following annuity options, and may change such election anytime before the annuity payout date.

Option 1(a):      Life Annuity with installment payments for the lifetime
                  of the annuitant (under this option it is possible for the annuitant to receive only one payment; this could happen if the annuitant should die before receiving the second payment;
                  there is no residual value of the contract after annuitant's death).

Option 1(b):      Life Annuity with installment payments guaranteed for
                  five years and continuing thereafter during the remaining lifetime of the annuitant.

Option 1(c):      Life Annuity with installment payments guaranteed for
                  ten years and continuing thereafter during the remaining lifetime of the annuitant.

Option 1(d):      Installment Refund Life Annuity with payments guaranteed
                  for a period certain and continuing thereafter during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 1(e):      Installment Refund Annuity with payments guaranteed for a
                  fixed number (up to thirty) of years and the remaining annuity values may be commuted (surrendered) at any time.
                  This option is available for variable annuity payments only.
                  Although the deduction for risk undertakings is taken from annuity unit values, Ohio National Life has no mortality risk during the annuity payout period under this option.

Option 2(a):      Joint & Survivor Life Annuity with installment payments
                  during the lifetime of an annuitant and continuing during the lifetime of a designated contingent annuitant (under this option it is possible for the annuitant and contingent annuitant to receive only one payment; this could happen if both were to die before receiving the second payment).

Option 2(b):      Joint & Survivor Life Annuity with installment payments
                  guaranteed for ten years and continuing thereafter during the remaining lifetime of the annuitant or a designated contingent annuitant.

Other settlement options are available as agreed to by Ohio National Life.

Unless the contract owner directs otherwise, as of the annuity payout date the contract values will be applied to provide annuity payments pro-rata from each subaccount in the same proportion as the contract values immediately prior to the annuity payout date.

If no election is in effect on the annuity payout date, the accumulation value of the contract will be applied under Option 1(c) (except that certain contracts might require a Joint and Survivor Annuity pursuant to the Pension Reform Act of 1974, as amended) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. Options 2(a) and 2(b) are available only with the consent of Ohio National Life if the contingent annuitant is not related to the annuitant.



The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 19), which could result in your payments being fully taxable to you. Should the IRS so rule, Ohio National Life may be required to tax report up to the full value of the annuity to you as taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying the accumulation value for each subaccount in accordance with the settlement option tables contained in the contract. The rates contained in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. Contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes use annuity tables which do not vary with annuitant's sex. The accumulation value to be applied is determined at the end of a valuation period (selected by Ohio National Life and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount to be applied under an option is less than $5,000, the option shall not be available and the accumulation value shall be paid in a single sum to the annuitant. If the first periodic payment under any option would be less than $25, Ohio National Life reserves the right to change the frequency of payments so that the first such payment is at least $25.



ANNUITY UNIT AND THE DETERMINATION OF SUBSEQUENT PAYMENTS

Subsequent variable annuity payments will vary to reflect the investment performance of each applicable subaccount. The amount of each subsequent payment is determined by annuity units. The number of annuity units for each subaccount is determined by dividing the dollar amount of the first annuity payment from each subaccount by the value of the subaccount annuity unit for the same valuation period used to determine the accumulation value of the contract applied to provide annuity payments. This number of annuity units remains fixed during the annuity payment period unless changed as provided below.


The annuity unit value for each subaccount was set at $10 for the valuation period as of which the first variable annuity payable from each subaccount of VAA and VAB was calculated. The annuity unit value for each subsequent valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (see page 13) for such subsequent valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.


The dollar amount of each subsequent variable annuity payment is equal to the fixed number of annuity units for each subaccount multiplied by the value of the annuity unit for the valuation period.


The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would be level.


TRANSFERS AFTER ANNUITY PAYOUT DATE

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the subaccount(s) on which variable annuity payments are based. On at least 30 days written notice to Ohio National Life at its home office, that portion of the periodic variable annuity payment directed by the annuitant will be changed to reflect the investment results of a different subaccount. The annuity payment immediately after such change will be the amount that would have been paid without such change. Subsequent payments will reflect the new mix of subaccount allocation.

OTHER CONTRACT PROVISIONS

ASSIGNMENT

Any amount payable in settlement of the contracts may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to any person other than Ohio National Life. To the extent permitted by law, no such amounts shall be subject in any way to any legal process to subject them to payment of any claims against an annuitant before the annuity payout date. A tax-qualified contract may not, but a non-tax-qualified contract may, be collaterally assigned before the annuity payout date. Ownership of a contract may not be transferred except to (1) the annuitant, (2) a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code, or (3) the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or (4) as otherwise permitted by laws and regulations governing plans for which the contract may be issued. Ownership of a non-tax-qualified contract may be transferred.

PERIODIC REPORTS
Ohio National Life will furnish each owner, once each six months prior to the annuity payout date, a statement showing the number of accumulation units credited to the contract by subaccount and the accumulation unit value of each
unit as of the end of the preceding half year. In addition,     as long as the
contract remains in effect, Ohio National Life will forward such periodic reports as may be furnished it by the Fund.


SUBSTITUTION FOR FUND SHARES
If investment in the Fund is no longer possible or in Ohio National Life's judgment becomes inappropriate to the purposes of the contract, Ohio National Life may substitute one or more other mutual funds. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. We may also add other investment portfolios of the Fund or of additional mutual funds as eligible investments of VAA or VAB.


CONTRACT OWNER INQUIRIES
Any questions from contract owners should be directed to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m., Eastern time).


PERFORMANCE DATA
Ohio National Life may advertise performance data for the various Fund portfolios showing the percentage change in the value of an accumulation unit based on the performance of the applicable portfolio over a period of time (usually a calendar year). Such percentage change is determined by dividing the increase (or decrease) in value for the unit by the accumulation unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges under the contract but will not reflect the deduction of any applicable contract administration charge or contingent deferred sales charge. The deduction of any applicable contract administration charge or contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Any such advertising will also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures will reflect the deduction of applicable contract administration charges and contingent deferred sales charges as well as applicable asset-based charges.

Ohio National Life may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the subaccounts.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.

Ohio National Life is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, the operations of Ohio National Life, VAA and VAB are not separately taxed as "regulated investment companies" under Subchapter M of the Code.

As to tax-qualified contracts, no federal income tax is payable under present law on dividend income or capital gains distributions from Fund Shares held in VAA or upon capital gains realized by VAA on redemption of Fund Shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the year of receipt.

The contracts described in this prospectus are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the accumulation value of the contract is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution (provided that the owner of a non-tax qualified contract must be a natural person for this purpose). With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments commence under the contract each payment is taxable under
Section 72 of the Code as ordinary income in the year of receipt if the annuitant has neither paid any portion of the purchase payments for the contract nor has previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once your "investment in the contract" is recovered, the entire portion of each annuity payment will be included in your taxable income.

If an election is made to receive the accumulated value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is (1) received on or after the taxpayer reaches age 59-1/2; (2) made to a beneficiary on or after the death of the annuitant; (3) attributable to the taxpayer's becoming disabled; (4) made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);
(5)
from a contract that is a qualified funding asset for purposes of a structured settlement; (6) made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity; (7) incident to divorce, or (8) taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expense. If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the contract owner may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.


TAX-DEFERRED ANNUITIES
Under the provisions of Section 403(b) of the Code, purchase payments made for annuity contracts purchased for employees by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate purchase payments plus any other amounts contributed to the purchase of a contract and toward benefits under qualified retirement plans do not exceed the exclusion allowance determined for the employee as set forth in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, pursuant to a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee (a) attains age 59-1/2, (b) separates from the employer's service, (c) dies, (d) becomes disabled as defined in the Code, or (e) incurs a financial hardship as defined in the Code. In the case of hardship, cash distributions may not exceed the amount of such purchase payments. These restrictions do not affect rights to transfer investments among the subaccounts and do not limit the availability of transfers between tax-deferred annuities.


QUALIFIED PENSION OR PROFIT-SHARING PLANS
Under present law, purchase payments made by an employer or trustee, pursuant to a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from gross income of the employee. The portion, if any, of the purchase payments made by the employee, or which is considered taxable income to the employee in the year such payments are made, constitutes an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

The Code requires that plans must prohibit any distribution to a plan participant prior to age 59-1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70-1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59-1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. The taxpayer can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and
25%, 1991. For tax years 1992 and thereafter no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another qualified plan in which the employee is a participant or into one of the types of individual retirement arrangements permitted under the Code. An employee's surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.


        INDIVIDUAL RETIREMENT ANNUITIES (IRA) Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $4,000.

Individuals are permitted to make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59-1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59-1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70-1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax deferred basis. Under certain circumstances, withdrawals from a Roth IRA can be excludable from income. Eligibility for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)
Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION
Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding on annuity payments is required. However, recipients of annuity payments are allowed to elect not to have the tax withheld. Such an election may be revoked at any time with respect to annuity payments and thereafter withholding would commence. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.

                                 PRIOR CONTRACTS
ANNUAL PAYMENT VARIABLE ANNUITY
Prior to December 15, 1981, Ohio National Life, VAA and VAB issued Annual Payment Variable Annuity contracts, some of which by their terms remain active and under which payments may still be made. These contracts called for deductions from purchase payments in the following amounts:

                                                           DEDUCTION FOR       DEATH        TOTAL*
              PORTION OF TOTAL        DEDUCTION FOR       ADMINISTRATIVE      BENEFIT      COMBINED
              PURCHASE PAYMENTS       SALES EXPENSE           EXPENSE         PREMIUM     DEDUCTIONS
              -----------------       -------------           -------         -------     ----------
         First $10,000                    6.3%                 2.2%            0.5%          9.0%
         Next $15,000                     5.5%                 2.0%            0.5%          8.0%
         Next $25,000                     4.8%                 1.7%            0.5%          7.0%
         Next $50,000                     4.0%                 1.5%            0.5%          6.0%
         Balance over $100,000            3.3%                 1.2%            0.5%          5.0%

                                                                              *Plus 50(cent) per payment

These deductions are in lieu of any contingent deferred sales charge, contract administration charge and deduction for administrative expense as provided for in the contracts described in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 1.5% on an annual basis.

These prior contracts provide for annuity payments on a 3-1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity subaccounts of VAA and VAB and/or on a fixed-dollar guaranteed basis within the general assets of Ohio National Life with limited transfer privileges between such fixed-dollar accumulation and the Equity subaccount.

VARIABLE INTEREST ANNUITY
From July 15, 1981 until November 2, 1982 Ohio National Life and the Variable Interest Account, a separate account of Ohio National Life funded by the Money Market Portfolio of the Fund, issued Variable Interest Annuity contracts. Under the terms of these contracts, purchase payments can be continued until the annuity commencement date specified therein. These contracts are substantially the same as the contracts described in this prospectus except that there is no right to transfer the contract values to any other underlying funding media. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security offered by Ohio National Life. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 2% on an annual basis. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a contingent deferred sales charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY
From December 1, 1981 until November 2, 1982, Ohio National Life, VAA and VAB issued Flexible Payment Combination Annuity contracts. Under the terms of these contracts purchase payments can be continued until the annuity commencement date specified therein. These contracts are substantially the same as the contracts described in this prospectus except that values can be accumulated only in what now constitute the Equity subaccounts of VAA or VAB and/or within the general assets of Ohio National Life on a fixed-dollar guaranteed basis. A deduction is made at the end of each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. Such deduction may be decreased by Ohio National at any time and may be increased not more frequently than annually to not more than 1.75% on an annual basis. Although these contracts provide for limited transfer of values between the Equity subaccount and the general assets of Ohio National Life, such transfer is only permitted during the accumulation period.

MULTIPLE FUNDED COMBINATION ANNUITY
From November 2, 1982 to September 10, 1984, Ohio National Life, VAA and VAB issued Multiple Funded Combination Annuity contracts substantially the same as the contracts described in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market subaccount and a deduction therefor at the end of each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security offered by Ohio National Life. In addition, the rate for the contingent deferred sales charge for such prior contracts is 5% and the deduction for risk undertakings is 1.3%.

                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

                         ANNUAL PAYMENT VARIABLE ANNUITY

EQUITY SUBACCOUNT OF VAA

                 YEAR  ENDED                UNIT VALUE AT                    UNIT VALUE AT                     NUMBER OF UNITS
                 DECEMBER 31              BEGINNING OF YEAR                   END OF YEAR                      AT END OF YEAR
                 -----------              -----------------                   -----------                      --------------
                    1988                    $40.991340                        $46.658707                          63,667
                    1989                     46.685707                         56.953326                          57,461
                    1990                     56.953326                         54.213096                          54,987
                    1991                     54.213096                         64.510143                          51,310
                    1992                     64.510143                         68.689335                          45,754
                    1993                     68.689335                         77.594885                          43,892
                    1994                     77.594885                         77.016062                          40,537
                    1995                     77.016062                         96.995665                          36,620
                    1996                     96.995665                        113.656777                          35,244
                    1997                    113.656777                        132.974317                          29,341
                    ----                     ---------                        ----------                          ------

EQUITY SUBACCOUNT OF VAB

                    1988                    $43.451334                        $49.487430                          37,867
                    1989                     49.487430                         60.371234                          34,866
                    1990                     60.371234                         57.466552                          36,191
                    1991                     57.466552                         68.381552                          33,557
                    1992                     68.381552                         72.811547                          30,548
                    1993                     72.811547                         82.251550                          25,610
                    1994                     82.251550                         81.637986                          24,924
                    1995                     81.637986                        102.816617                          24,630
                    1996                    102.816617                        120.477605                          22,849
                    1997                    120.477605                        140.954452                          22,582
                    ----                    ----------                        ----------                          ------

                            VARIABLE INTEREST ANNUITY

MONEY MARKET SUBACCOUNT OF VAA

                 YEAR ENDED                 UNIT VALUE AT                    UNIT VALUE AT                     NUMBER OF UNITS
                 DECEMBER 31              BEGINNING OF YEAR                   END OF YEAR                      AT END OF YEAR
                 -----------              -----------------                   -----------                      --------------
                    1988                    $18.096347                        $19.137568                         118,912
                    1989                     19.137568                         20.571199                         105,231
                    1990                     20.571199                         21.909036                          94,135
                    1991                     21.909036                         22.825685                          76,406
                    1992                     22.825685                         23.247080                          49,465
                    1993                     23.247080                         23.578345                          36,485
                    1994                     23.578345                         24.205890                          30,702
                    1995                     24.205890                         25.237165                          23,519
                    1996                     25.237165                         26.200345                          19,866
                    1997                     26.200345                         27.253241                          17,074
                    ----                     ---------                         ---------                          ------

MONEY MARKET SUBACCOUNT OF VAB

                    1988                    $18.096347                        $19.137568                         117,383
                    1989                     19.137568                         20.571199                          91,600
                    1990                     20.571199                         21.909036                          70,747
                    1991                     21.909036                         22.825685                          54,444
                    1992                     22.825685                         23.247080                          44,016
                    1993                     23.247080                         23.578345                          35,017
                    1994                     23.578345                         24.205890                          30,075
                    1995                     24.205890                         25.237165                          29,059
                    1996                     25.237165                         26.200345                          28,910
                    1997                     26.200345                         27.253241                          27,553

                      FLEXIBLE PAYMENT COMBINATION ANNUITY

EQUITY SUBACCOUNT OF VAA

                    1988                    $23.264908                        $26.470588                          29,585
                    1989                     26.470588                         32.260450                          27,395
                    1990                     32.260450                         30.677737                          24,226
                    1991                     30.677737                         36.468472                          23,107
                    1992                     36.468472                         38.792521                          22,601
                    1993                     38.792521                         43.778639                          22,887
                    1994                     43.778639                         43.409203                          20,039
                    1995                     43.409203                         54.616584                          20,564
                    1996                     54.616584                         63.934367                          20,212
                    1997                     63.934367                         74.726955                          20,567
                    ----                     ---------                         ---------                          ------

EQUITY SUBACCOUNT OF VAB

                    1988                    $22.402511                        $25.489364                           3,873
                    1989                     25.489364                         31.071251                           3,584
                    1990                     31.071251                         29.546880                           3,439
                    1991                     29.546880                         35.124150                           3,428
                    1992                     35.124150                         37.362530                           1,864
                    1993                     37.362530                         42.164841                           1,849
                    1994                     42.164841                         41.809023                           1,833
                    1995                     41.809023                         52.603280                           1,095
                    1996                     52.603280                         61.577580                           1,109
                    1997                     61.577580                         71.972334                           1,121

                       MULTIPLE FUNDED COMBINATION ANNUITY
EQUITY SUBACCOUNT OF VAA

                 YEAR ENDED                 UNIT VALUE AT                    UNIT VALUE AT                     NUMBER OF UNITS
                 DECEMBER 31              BEGINNING OF YEAR                   END OF YEAR                      AT END OF YEAR
                 -----------              -----------------                   -----------                      --------------
                    1988                    $18.619731                        $21.185355                         278,998
                    1989                     21.185355                         25.819181                         240,896
                    1990                     25.819181                         24.552478                         227,378
                    1991                     24.552478                         29.187005                         209,706
                    1992                     29.187005                         31.047017                         195,926
                    1993                     31.047017                         35.037574                         189,725
                    1994                     35.037574                         34.741902                         183,889
                    1995                     34.741902                         43.711561                         185,550
                    1996                     43.711561                         51.168913                         183,969
                    1997                     51.168913                         59.806603                         172,235
                    ----                     ---------                         ---------                         -------



MONEY MARKET SUBACCOUNT OF VAA

                    1988                    $13.712006                        $14.500960                          72,078
                    1989                     14.500960                         15.587258                          75,856
                    1990                     15.587258                         16.600960                          66,701
                    1991                     16.600960                         17.295517                          53,715
                    1992                     17.295517                         17.614815                          40,163
                    1993                     17.614815                         17.865828                          32,193
                    1994                     17.865828                         18.341334                          33,908
                    1995                     18.341334                         19.122749                          26,823
                    1996                     19.122749                         19.852565                          19,326
                    1997                     19,852565                         20.650358                          17,640
                    ----                     ---------                         ---------                          ------


BOND SUBACCOUNT OF VAA

                    1988                    $15.082231                        $15.924172                          46,186
                    1989                     15.924172                         17.438080                          41,465
                    1990                     17.438080                         18.596379                          43,782
                    1991                     18.596379                         20.777538                          38,147
                    1992                     20.777538                         22.101548                          40,781
                    1993                     22.101548                         24.198199                          33,461
                    1994                     24.198199                         23.016849                          32,609
                    1995                     23.016849                         27.068171                          30,431
                    1996                     27.068171                         27.765946                          26,417
                    1997                     27.765946                         30.128230                          19,546
                    ----                     ---------                         ---------                          ------


OMNI SUBACCOUNT OF VAA

                    1988                    $13.410537                        $15.258611                         141,188
                    1989                     15.258611                         17.425546                         134,346
                    1990                     17.425546                         17.565065                         143,084
                    1991                     17.565065                         20.526604                         136,984
                    1992                     20.526604                         22.049934                         138,165
                    1993                     22.049934                         24.613344                         151,630
                    1994                     24.613344                         24.217555                         140,851
                    1995                     24.217555                         29.404272                         134,309
                    1996                     29.404272                         33.604216                         133,427
                    1997                     33.604216                         39.270518                         127,406
                    ----                     ---------                         ---------                         -------


INTERNATIONAL SUBACCOUNT OF VAA

                   1993*                    $10.000000                        $12.404596                          36,879
                    1994                     12.404596                         13.259582                         103,976
                    1995                     13.259582                         14.702847                         112,362
                    1996                     14.702847                         16.648702                         116,301
                    1997                     16.648702                         16.815772                         100,572
                    ----                     ---------                         ---------                         -------

CAPITAL APPRECIATION SUBACCOUNT OF VAA

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995*                        $10.000000                       $11.370573                       8,261
                  1996                          11.370573                        13.018249                      11,321
                  1997                          13.018249                        14.832378                      21,166
                  ----                          ---------                        ---------                      ------

SMALL CAP SUBACCOUNT OF VAA

                  1995*                        $10.000000                       $12.201273                      16,139
                  1996                          12.201273                        14.205207                      21,891
                  1997                          14.205207                        15.240569                      21,377
                  ----                          ---------                        ---------                      ------

EQUITY SUBACCOUNT OF VAB

                  1988                         $19.446105                       $22.125593                      50,489
                  1989                          22.125593                        26.965078                      40,668
                  1990                          26.965078                        25.642156                      37,320
                  1991                          25.642156                        30.482379                      34,831
                  1992                          30.482379                        32.424943                      31,442
                  1993                          32.424943                        36.592684                      31,997
                  1994                          36.592684                        36.283811                      30,805
                  1995                          36.283811                        45.651565                      22,160
                  1996                          45.651565                        53.439888                      22,720
                  1997                          53.439888                        62.460938                      23,678

MONEY MARKET SUBACCOUNT OF VAB
                  1988                         $13.722624                       $14.512201                      91,090
                  1989                          14.512201                        15.599344                      77,381
                  1990                          15.599344                        16.613832                      74,879
                  1991                          16.613832                        17.308925                      71,106
                  1992                          17.308925                        17.628473                      67,360
                  1993                          17.628473                        17.879672                      17,645
                  1994                          17.879672                        18.355539                      11,948
                  1995                          18.355539                        19.137562                       5,896
                  1996                          19.137562                        19.867953                       6,004
                  1997                          19.867953                        20.666372                       6,102

BOND SUBACCOUNT OF VAB

                  1988                         $15.073082                       $15.914517                       4,337
                  1989                          15.914517                        17.427516                       3,751
                  1990                          17.427516                        18.585115                       5,481
                  1991                          18.585115                        20.764956                       4,532
                  1992                          20.764956                        22.088165                       4,261
                  1993                          22.088165                        24.183549                       3,921
                  1994                          24.183549                        23.002903                       3,679
                  1995                          23.002903                        27.051775                       3,601
                  1996                          27.051775                        27.749128                       3,122
                  1997                          27.749128                        29.994642                         723

OMNI SUBACCOUNT OF VAB

                  1988                         $13.391588                       $15.237044                      48,061
                  1989                          15.237044                        17.400912                      45,355
                  1990                          17.400912                        17.540233                      46,036
                  1991                          17.540233                        20.497592                      46,892
                  1992                          20.497592                        22.018769                      48,792
                  1993                          22.018769                        24.578556                      53,581
                  1994                          24.578556                        24.183329                      52,580
                  1995                          24.183329                        29.362718                      53,357
                  1996                          29.362718                        33.556721                      53,263
                  1997                          33.556721                        39.215015                      52,426

INTERNATIONAL SUBACCOUNT OF VAB

                  1993*                        $10.000000                       $12.404596                       1,427
                  1994                          12.404596                        13.259582                      13,999
                  1995                          13.259582                        14.702847                      17,006
                  1996                          14.702847                        16.648702                      18,085
                  1997                          16.648702                        16.815772                      15,613

CAPITAL APPRECIATION SUBACCOUNT OF VAB

                  1995*                        $10.000000                       $11.370573                         456
                  1996                          11.370573                        13.018249                         786
                  1997                          13.018249                        14.832378                        1,426

*International Subaccount added April 30, 1993. Capital Appreciation and Small Cap Subaccounts were added March 31, 1995.


APPENDIX A



                            IRA DISCLOSURE STATEMENT
This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan For Employees (SIMPLE) IRA, or to one you purchase for your spouse (see "IRA for Non-working Spouse", page 30). You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.




FREE LOOK PERIOD
The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 20 days after it is delivered (see page 12). This is a more liberal provision than is required in connection with IRA's. To exercise this "free-look" provision write or call the address shown below:



The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 - 8:30 a.m.  - 4:30 p.m.  (Eastern time zone)



ELIGIBILITY REQUIREMENTS
IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.


CONTRIBUTIONS AND DEDUCTIONS
Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.


Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions, page 30, for penalties imposed on withdrawal when the contribution exceeds $2,200).



IRA FOR NON-WORKING SPOUSE
If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION
Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)




PREMATURE DISTRIBUTIONS
At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59-1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.


The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59-1/2 or are disabled.


DISTRIBUTION AT RETIREMENT
Once you have attained age 59-1/2. (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.


INADEQUATE DISTRIBUTIONS - 50% TAX
Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70-1/2. or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS
If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code now permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurs before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

PROTOTYPE STATUS
The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.


REPORTING TO THE IRS
Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for under payments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.


                     ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                                 AGE 60                             AGE 65                             AGE 70
                               GUARANTEED                         GUARANTEED                         GUARANTEED
                             SURRENDER VALUE                    SURRENDER VALUE                    SURRENDER VALUE

                                         $2,000                              $2,000                             $2,000
                        $1,000          ONE TIME           $1,000           ONE TIME          $1,000           ONE TIME
     CONTRACT           ANNUAL          LUMP SUM           ANNUAL           LUMP SUM          ANNUAL           LUMP SUM
    ANNIVERSARY      CONTRIBUTIONS    CONTRIBUTION      CONTRIBUTIONS     CONTRIBUTION     CONTRIBUTIONS     CONTRIBUTION
    -----------      -------------    ------------      -------------     ------------     -------------     ------------
         1               $933            $1,895             $933             $1,895            $933             $1,895
         2               1,917            1,955             1,917             1,955           1,.917             1,955
         3               2,933            2,006             2,933             2,006            2,933             2,006
         4               3,990            2,058             3,990             2,058            3,990             2,058
         5               5,089            2,116             5,089             2,116            5,089             2,116
         6               6,234            2,177             6,234             2,177            6,234             2,177
         7               7.435            2,240             7,435             2,240            7,435             2,240
         8               8,686            2,306             8,686             2,306            8,868             2,306
         9              10,069            2,529            10,069             2,529           10,069             2,529
        10              11,506            2,600            11,506             2,600           11,506             2,600
        15              19,604            3,001            19,604             3,001           19,604             3,001
        20              29,456            3,489            29,456             3,489           29,456             3,489
        25              41,442            4,082            41,442             4,082           41,442             4,082
        30              56,026            4,804            56,026             4,804           56,026             4,804
        35              73,769            5,683            73,769             5,683           73,769             5,683
        40              95,356            6,751            95,356             6,751           95,356             6,751
        45             121,620            8,051           121,620             8,051           121,620            8,051
        50             153,574            9,633           153,574             9,633           153,574            9,633
        55             192,451           11,558           192,451            11,558           192,451           11,558
        60             239,751           13,900           239,751            13,900           239,751           13,900
        65                                                297,298            16,748           297,298           16,748
        70                                                367,313            20,215           367,313           20,215

- Guaranteed Interest Rate: 3.25% is applicable to each contract anniversary.
- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone (513) 794-6452


                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1998
This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual tax qualified variable annuity contracts dated May 1, 1998. To obtain a free copy of the VAA prospectus, write or call The Ohio National Life Insurance Company ("Ohio National Life") at the above address.

                                Table of Contents


        Custodian ........................................................... 2
        Independent Certified Public Accountants ............................ 2
        Underwriter ......................................................... 2
        Calculation of Money Market Subaccount Yield ........................ 3
        Total Return ........................................................ 3
        Transfer Limitations ................................................ 4
        The Year 2000 Issue.................................................. 4
        Appendix:
                 Loans Under Tax-sheltered Annuities ........................ 5
                 Guaranteed Account ......................................... 5
        Financial Statements ................................................ 7

                          "TOP TRADITION" TAX QUALIFIED

CUSTODIAN

Ohio National Life has executed an agreement with Star Bank, N.A. ("the Bank"), Cincinnati, Ohio, pursuant to which the shares of Ohio National Fund, Inc. ("Fund") and other assets credited to VAA will be held in the custody of the Bank. The agreement provides that the Bank will purchase Fund shares at their net asset value determined as of the end of the valuation period of VAA during which the purchase payment is received by Ohio National Life for outstanding contracts or, in the case of new contracts, the value determined as of the end of the valuation period during which the contract is issued. The Bank effects redemptions of Fund shares held by VAA upon instructions from Ohio National Life at net asset value determined as of the end of the valuation period of VAA during which a redemption request is received or made by Ohio National Life. In addition, the Bank maintains appropriate records with respect to all transactions in Fund shares relative to VAA.

The agreement requires the Bank to have at all times an aggregate capital, surplus and undivided profit of not less than $2 million and prohibits resignation by the Bank until (a) a successor custodian bank having the qualifications enumerated above shall have agreed to serve as custodian, or (b) VAA has been completely liquidated and the proceeds of such liquidation properly distributed. Subject to these conditions the agreement of custodianship may be terminated by either party upon sixty days written notice. For its services as custodian, the Bank will be paid a fee to be agreed upon from time to time by the Bank and Ohio National Life.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
The financial statements of VAA as of December 31, 1997 and for the periods indicated herein and Ohio National Life's consolidated financial statements as of December 31, 1997 and 1996 and for the periods indicated herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


UNDERWRITER
The offering of the contracts is continuous. Prior to May 1, 1997, The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, was the principal underwriter of the contracts. The aggregate amount of underwriting commissions paid to ONESCO with respect to contracts issued by VAA, and the amounts retained by ONESCO, for each of the last three years have been:



                                        Aggregate                        Retained
            Year                       Commissions                      Commissions
            ----                       -----------                      -----------
            1997                       $  903,146                         $ 89,572
            1996                        2,461,096                          239,957
            1995                        1,645,426                          151,215


Since May 1, 1997, Ohio National Equities, Inc., another wholly-owned subsidiary of Ohio National Life, has been the principal underwriter of the contracts. Its aggregate and retained commissions have been:

                                        Aggregate                        Retained
            Year                       Commissions                      Commissions
            ----                       -----------                      -----------
            1997                       $ 2,997,646                        $ 297,299

CALCULATION OF MONEY MARKET SUBACCOUNT YIELD
The current yield of the Money Market subaccount for the seven days ended on December 31, 1997, was 4.39%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the subaccount at the beginning of the seven-day period, dividing the net change in subaccount value by the value of the subaccount at the beginning of the base period to obtain the base period return, and multiplying the difference by 365/7. The resulting figure is carried to the nearest hundredth of one percent.
TOTAL RETURN

The average annual compounded rate of return for a contract with respect to a particular subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                 P(1 + T)n = ERV

         where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
                    ERV = the ending redeemable value of a hypothetical
                          $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
For this purpose, it should be noted that the current series of contracts were initially offered on September 10, 1984. The data based upon the performance of the subaccounts prior to that date is presented as if the same charges and deductions applicable to the current contracts had been in effect from the inception of each corresponding portfolio of the Fund. Note also that, for purposes of these calculations, the annual contract administration charge of $30 has been converted to an annualized percentage charge of 0.10%. This is based upon an estimated average accumulation value of $29,100 for contracts in this series. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher accumulation value and greater than that percentage for contracts having a lower accumulation value.

The average annual total returns for current contracts in each of the subaccounts from the inception of the subaccount and for the one-, five- and ten-year periods ending on December 31, 1997, and assuming surrender of the contract on the latter date, are as follows:

                      One            Five           Ten           From         Inception
                      Year           Years         Years        Inception         Date
                      ----           -----         -----        ---------         ----
Equity               16.88%         14.01%       12.38%            9.86%        10-06-69
Money Market          4.22%          3.44%        4.39%            6.13%        03-20-80
Bond                  8.09%          6.31%        7.12%            7.51%        11-02-82
Omni                 16.86%         12.24%       11.34%           10.85%        09-10-84

                                    One            Five           Ten           From           Inception
                                    Year           Years         Years        Inception          Date
                                    ----           -----         -----        ---------          ----
International                        1.00%           N/A          N/A           11.80%         04-30-93
Capital Appreciation                13.94%           N/A          N/A           14.47%         05-01-94
Small Cap                            7.29%           N/A          N/A           20.44%         05-01-94
Global Contrarian                   10.45%           N/A          N/A           10.71%         03-31-95
Aggressive Growth                   11.30%           N/A          N/A           12.92%         03-31-95
Core Growth                           N/A            N/A          N/A           (4.14)%        01-03-97
Growth & Income                       N/A            N/A          N/A           35.36%         01-03-97
S&P 500 Index                         N/A            N/A          N/A           30.54%         01-03-97
Social Awareness                      N/A            N/A          N/A           24.27%         01-03-97

TRANSFER LIMITATIONS

To the extent that transfers, surrenders, partial withdrawals and annuity payments from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio's securities on short notice could be detrimental to that portfolio and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners, Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged.

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (that is, those pursuant to a pre-existing dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. Contractowners whose transfer requests are not made will be so notified. Current SEC rules preclude Ohio National Life from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.

The Year 2000 Issue


Ohio National Life has considered the impact on its business of "Year 2000" issues. It has developed a remedial plan for its computer systems and applications. Conversion activities are presently in process and Ohio National Life expects conversion testing and implementation to be completed by December 31, 1998. While Ohio National Life has been assured by suppliers of financial services (including underlying mutual funds, custodians, transfer agents and accounting agents) that their systems either are already compliant or will be so by December 31, 1998, Ohio National Life's internal auditors intend to independently test those systems (other than systems of unaffiliated mutual funds and their suppliers) to verify their compliance. The failure of Ohio National Life or one of its suppliers to achieve timely and complete compliance could materially impair Ohio National Life's ability to conduct its business, including its ability to accurately and timely value interests in the contracts.

                                    APPENDIX


LOANS UNDER TAX-SHELTERED ANNUITIES
Contracts issued as tax-sheltered annuities pursuant to plans qualifying under
Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. Any such loan must be for at least $1,000 and may only be made from guaranteed accumulation values (see Guaranteed Account, below). The loan amount is limited by the maximum loan formula described in the contract.

The annual effective rate of interest charged for loans will not exceed 7%. Loans must generally be repaid within 5 years (or 20 years if the loan is used for the purchase of the contract owner's principal residence).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity on the annuity payout date will be reduced by the amount of outstanding loan balance, including accrued interest, as of the date of any such transaction.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. Any portion of a contract relating to the Guaranteed Account is not registered under the Securities Act of 1933. The Guaranteed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Guaranteed Account nor any interests in it are subject to the provisions or restrictions of either such Act, and the disclosures in this appendix have not been reviewed by the staff of the Securities and Exchange Commission.

The Guaranteed Account consists of all of Ohio National Life's general assets other than those allocated to a separate account. Purchase payments and accumulation values under a contract will be allocated between the Guaranteed Account and VAA. The allocation will be as elected by the owner at the time of purchase or as subsequently changed.

Ohio National Life will invest its general assets in its discretion as allowed by applicable state law. Investment income from Ohio National Life's general assets will be allocated to those contracts having guaranteed accumulation values in accordance with the terms of such contracts.

The amount of investment income allocated to the contracts will vary from year to year in Ohio National Life's sole discretion. However, Ohio National Life guarantees that it will credit interest at a rate of not less than 3.25% per year, compounded annually, to contract values allocated to the Guaranteed Account. Ohio National Life may credit interest at a rate in excess of 3.25%, but any such excess interest credit will be in Ohio National Life's sole discretion.

Ohio National Life guarantees that the guaranteed accumulation value of a contract will never be less than (a) the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus (b) interest credited at the rate of 3.25% per year compounded annually, plus (c) any additional excess interest Ohio National Life may credit to guaranteed accumulation values, and less (d) any partial withdrawals, loans and transfers from the guaranteed accumulation values, and less (e) any contingent deferred sales charges on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account. No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See "Deductions and Expenses" in the prospectus.)

Not more than 20% of the guaranteed accumulation value of a contract (or $1,000, if greater), as of the beginning of any contract year, may be transferred to one or more variable subaccounts during that contract year. As provided by applicable state law, Ohio National Life reserves the right to defer the payment of amounts withdrawn from the Guaranteed Account for a period not to exceed six months from the date written request for such withdrawal is received by Ohio National Life.



VAASAIFL

                        OHIO NATIONAL VARIABLE ACCOUNT A


                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


following financial statements of the Registrant are to be included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG Peat Marwick LLP dated January 30,
      1998

      Statements of Assets and Contract Owners' Equity dated December 31, 1997

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1997 and 1996

      Notes to Financial Statements dated December 31, 1997

      Schedules of Changes in Unit Values for the Years Ended December 31, 1997 and 1996


The following consolidated financial statements of the Depositor and its subsidiaries are also to be included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG Peat Marwick LLP dated February 12, 1998


      Consolidated Balance Sheets dated December 31, 1997 and 1996

      Consolidated Statements of Income for the Years Ended December 31, 1997, 1996 and 1995

      Consolidated Statements of Equity for the Years Ended December 31, 1997, 1996 and 1995

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1997, 1996 and 1995

      Notes to Consolidated Financial Statements dated December 31, 1997, 1996 and 1995

The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

      Accumulation Unit Values for Prior Contracts

Consents of the Following Persons:

      KPMG Peat Marwick LLP


Exhibits:


(3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc.



All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:


      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant's Form N-4, Post-effective Amendment no. 21 on April 25, 1997.

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (4) Combination Annuity Contract, Form 90-VA-1, and Tax-Sheltered Annuity Loan Provision Endorsement, form 90-VAL-1, were filed as Exhibit (4) of the Registrant's Form N-4, Post- effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (5)(a) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant's registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).


      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File no. 2-91213)



      (13) Computation of Performance Data was filed as Exhibit (13) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Neil A. Armstrong                  Director
4635 Drake Road
Cincinnati, Ohio  45243

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Vice President, Fixed Income Securities

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President and Treasurer

Joseph P. Brom*                    Senior Vice President & Chief Investment
                                   Officer

Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski               Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Dr. Alvin H. Crawford              Director
Children's Hospital Medical
Center
Department of Orthopedics
Elland and Bethesda Avenues
Cincinnati, Ohio 45229

Robert M. DiTommaso*               Vice President, Career Marketing

Ronald J. Dolan*                   Senior Vice President and Chief Financial
                                   Officer

Michael J. Ferry*                  Vice President, Information Systems

Michael F. Haverkamp*              Vice President and Counsel

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Bannus B. Hudson                  Director
One Eastwood Drive
Cincinnati, Ohio 45227

David G. McClure*                 Vice President, Variable Product Sales

Charles S. Mechem, Jr.            Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*              Vice President, Marketing Support




Thomas O. Olson*                  Vice President, Underwriting


James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202


David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

John J. Palmer*                   Senior Vice President, Strategic
                                  Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing




J. Donald Richardson*             Senior Regional Vice President

D. Gates Smith*                   Senior Vice President, Sales

Michael D. Stohler*               Vice President, Mortgages and Real Estate

Stuart G. Summers*                Senior Vice President and General Counsel

Oliver W. Waddell                 Director
425 Walnut Street
Cincinnati, Ohio 45202




Dr. David S. Williams*            Vice President and Medical Director

Stephen T. Williams*              Vice President, Equity Investments


*The principal business address for these individuals is One Financial Way, Cincinnati, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------





-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000


-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       D. Taney          VP & Dir.           J. Miller

                                      Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer           B. Turner

                                      Compliance Officer  J. Dunn

                                      Asst. Secy.         M. Haverkamp



-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         M. Haverkamp          Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. VP                 T. Barefield
                                   Secy. & Dir.        R. Benedict           Sr. Vice Pres.         D. Cook
VP & Dir.           S. Williams                                              Sr. Vice Pres.         G. Smith
                                   Director            B. DiTommaso          Vice Pres. & Treas.    R. Broodwell
Treasurer           D. Taney                                                 Vice President         M. Boedeker
                                   Treasurer           B. Turner             Vice President         R. DiTommaso
Secretary           R. Benedict                                              Vice President         T. Backus
                                   Compliance Director J. Dunn               Vice President         G. Pearson
VP                  K. Hanson                                                Vice President         D. Pennington
VP                  D. Hundley                                               Vice President         M. Stohler
VP                  J. Martin                                                Vice Pres.             J. Houser
                                                                             VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
                                                                             Asst. Actuary          K. Flischel
-------------------------------    ------------------------------           ------------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                          -------------------------------------
                                                                                              R
                                                                                             ---
                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           ----- Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith              Vice President      J. Brom
Vice Pres.          T. Barefield                                                Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure            Treasurer           D. Taney
Treasurer           D. Taney                                            --------Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           K. Jaeger             Director            R. Love
Director            R. Love                                                     Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp          Director            G. Vredeveld
Director            G. Vredeveld                                                Sr. VP              T. Barefield



---------------------------------     --------------------------------            ---------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.


ITEM 27.  NUMBER OF CONTRACTOWNERS
As of March 31, 1998 the Registrant's contracts were owned by 20,475 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS
The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:


      Name                                 Position with ONEQ
      ----                                 ------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President & Chief Executive
                                           Officer and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Joni L. Dunn                         Vice President and Compliance Officer
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Treasurer
      James I. Miller II                   Vice President and Director



The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$2,997,646                          None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Cincinnati, Ohio  45242

        Star Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS


Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment no. 21, on April 25, 1997.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on this 23rd day of April, 1998.


                          OHIO NATIONAL VARIABLE ACCOUNT A
                                    (Registrant)

                           By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)


                           By /s/John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Senior Vice President,
                                 Strategic Initiatives
Attest:

/s/Ronald L. Benedict
--------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on the 23rd day of April, 1998.
                              THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/John J. Palmer
                                 ------------------------------------------
                                John J. Palmer, Senior Vice President,
                                                 Strategic Initiatives

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                       Title                         Date
---------                       -----                         ----


 s/David B. O'Maley             Chairman, President,          April 23, 1998
-------------------------
 David B. O'Maley               Chief Executive Officer
                                and Director

*s/Neil A. Armstrong            Director                      April 23, 1998
-------------------------
Neil A. Armstrong

*s/Dale P. Brown                Director                      April 23, 1998
-------------------------
 Dale P. Brown


*s/Jack E. Brown                Director                      April 23, 1998
-------------------------
 Jack E. Brown


*s/William R. Burleigh          Director                      April 23, 1998
-------------------------
 William R. Burleigh


*s/Victoria B. Buyniski         Director                      April 23, 1998
-------------------------
 Victoria B. Buyniski


*s/Raymond R. Clark             Director                      April 23, 1998
-------------------------
 Raymond R. Clark


*s/Alvin H. Crawford            Director                      April 23, 1998
-------------------------
 Alvin H. Crawford


*s/Bannus B. Hudson             Director                      April 23, 1998
-------------------------
 Bannus B. Hudson


*s/Charles S. Mechem, Jr.       Director                      April 23, 1998
-------------------------
 Charles S. Mechem, Jr.


*s/                             Director
-------------------------
 James F. Orr


*s/Oliver W. Waddell             Director                      April 23, 1998
-------------------------
 Oliver W. Waddell


*By s/John J. Palmer
-------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have been filed herewith as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                            Page Number in
Exhibit                                                                     Sequential
Number                  Description                                         Numbering System
------                  -----------                                         ----------------

                        Consent of KPMG Peat Marwick LLP

(3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc.

                         INDEPENDENT AUDITORS' CONSENT



The Board of Directors
The Ohio National Life Insurance Company

The Contract Owners
Ohio National Variable Account A:


We consent to the inclusion of our reports included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information.


                                                           KPMG Peat Marwick LLP




Cincinnati, Ohio

April 23, 1998